Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of loss before taxes
Domestic			$ 3,646,424	$ 2,216,711
Foreign			403,289	227,780
Loss Before Provision for Income Taxes	$ (724,180)	$ (788,010)	$ (4,049,713)	$ (2,444,491)